Loans, net - Summary of classification of direct loan portfolio (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of loans receivables [line Items]
Direct loans	S/ 50,415,364	S/ 48,249,158
Commercial loans [member]
Summary of loans receivables [line Items]
Direct loans	22,770,495	21,155,476
Consumer loans [member]
Summary of loans receivables [line Items]
Direct loans	15,036,411	16,325,460
Mortgage loans [member]
Summary of loans receivables [line Items]
Direct loans	10,571,300	9,834,398
Small and micro-business loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 2,037,158	S/ 933,824